RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of March 31, 2022 and December 31, 2021 is as follows:

	March 31, 2022	December 31, 2021
	(in millions)
Retail	$10,427	$9,955
Wholesale	5,621	5,373
Other	35	48
Total	$16,083	$15,376

Summary of Aging of Financing Receivables
The aging of financing receivables as of March 31, 2022 and December 31, 2021 is as follows (in millions):

	March 31, 2022
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$794	$—	$794
2020					2,949	—	2,949
2019					1,489	—	1,489
2018					772	—	772
2017					445	—	445
Prior to 2017					224	—	224
Total	$12	$—	$12	$6,661	$6,673	$—	$6,673
South America
2021					$234	$—	$234
2020					981	—	981
2019					578	—	578
2018					325	—	325
2017					206	—	206
Prior to 2017					201	—	201
Total	$15	$—	$15	$2,510	$2,525	$—	$2,525
Asia Pacific
2021					$137	$—	$137
2020					506	1	507
2019					310	1	311
2018					139	1	140
2017					72	1	73
Prior to 2017					25	—	25
Total	$12	$11	$23	$1,166	$1,189	$4	$1,193
Europe, Middle East, Africa	$—	$—	$—	$36	$36	$—	$36
Total Retail	$39	$11	$50	$10,373	$10,423	$4	$10,427
Wholesale
North America	$—	$—	$—	$2,423	$2,423	$3	$2,426
South America	—	—	—	902	902	—	902
Asia Pacific	4	7	11	440	451	—	451
Europe, Middle East, Africa	3	—	3	1,839	1,842	—	1,842
Total Wholesale	$7	$7	$14	$5,604	$5,618	$3	$5,621

	December 31, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$3,159	$—	$3,159
2020					1,688	1	1,689
2019					901	1	902
2018					531	—	531
2017					229	—	229
Prior to 2017					73	—	73
Total	$13	$—	$13	$6,568	$6,581	$2	$6,583
South America
2021					$881	$—	$881
2020					524	—	524
2019					295	—	295
2018					190	—	190
2017					105	—	105
Prior to 2017					72	—	72
Total	$1	$—	$1	$2,066	$2,067	$—	$2,067
Asia Pacific
2021					$579	$—	$579
2020					357	4	361
2019					167	1	168
2018					99	1	100
2017					45	—	45
Prior to 2017					5	—	5
Total	$10	$8	$18	$1,234	$1,252	$6	$1,258
Europe, Middle East, Africa	$4	$—	$4	$43	$47	$—	$47
Total Retail	$28	$8	$36	$9,911	$9,947	$8	$9,955
Wholesale
North America	$—	$—	$—	$2,339	$2,339	$—	$2,339
South America	—	—	—	633	633	22	655
Asia Pacific	2	1	3	446	449	—	449
Europe, Middle East, Africa	5	1	6	1,924	1,930	—	1,930
Total Wholesale	$7	$2	$9	$5,342	$5,351	$22	$5,373

Summary of Allowance for Credit Loss Activity
Allowance for credit losses (activity) for the three months ended March 31, 2022 is as follows (in millions):

	Three Months Ended March 31, 2022
	Retail	Wholesale
Opening Balance	$220	$65
Provision	12	7
Charge-offs, net of recoveries	(1)	—
Foreign currency translation and other	13	2
Ending Balance	$244	$74
Allowance for credit losses activity for the three months ended March 31, 2021 and for the year ended December 31, 2021 is as follows (in millions):

	Three Months Ended March 31, 2021
	Retail	Wholesale
Opening Balance	$231	$62
Provision	5	4
Charge-offs, net of recoveries	(3)	—
Foreign currency translation and other	(13)	3
Ending Balance	$220	$69

	Twelve Months Ended December 31, 2021
	Retail	Wholesale
Opening Balance	231	62
Provision	22	6
Charge-offs, net of recoveries	(22)	1
Foreign currency translation and other	(11)	(4)
Ending Balance	$220	$65

Summary of Carrying Amount of Restricted Assets
At March 31, 2022 and December 31, 2021, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2022	December 31, 2021
Retail note and finance lease receivables	$6,436	$6,878
Wholesale receivables	3,730	3,443
Total	$10,166	$10,321